(ICON)
Prudential
Utility
Fund, Inc.

SEMI
ANNUAL
REPORT
June 30, 1998
(LOGO)

Prudential
Utility
Fund, Inc.

Performance At A Glance.
For the first half of 1998, the Prudential Utility Fund posted a return that was strong by historical standards and in line with the performance of the average utility fund, as measured by Lipper Analytical Services. However, the utility sector as a whole trailed the broader stock market average. Utilities didn't keep up with the very strong market gains because the warm winter kept energy consumption low. Moreover, investors' attention was focused on the stocks of very large growth companies.

Cumulative Total Returns1                            As of
6/30/98

                                  Six        One       Five
Ten         Since
                                 Months      Year      Years
Years      Inception2
Class A                           8.40%     27.40%
99.67%     N/A         199.82%
Class B                           8.01      26.43      92.32
290.86%      1324.07
Class C                           8.01      26.43       N/A
N/A          94.10
Class Z                           8.52      27.77       N/A
N/A          67.04
Lipper Utility
Fund Average3                     8.44      25.93      78.57
252.82          ***

Average Annual Total Returns1
As of 6/30/98

                                      One       Five
Ten         Since
                                     Year      Years
Years      Inception2
Class A                             21.03%    13.66%
N/A         13.21%
Class B                             21.43     13.86
14.61%       17.03
Class C                             25.43      N/A
N/A         18.47
Class Z                             27.77      N/A
N/A         24.63

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years for Class B shares. Class B shares will automatically convert to
Class A shares, on a quarterly basis, approximately seven years after purchase.
Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, 1/22/90; Class B, 8/10/81; Class
C, 8/1/94; and
Class Z, 3/1/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 179.79% for Class A;
787.22% for Class
B; 84.28% for Class C; and 47.49% for Class Z for all funds in each share class.

How Investments Compared.
(As of 6/30/98)
      (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

David A. Kiefer, Fund Manager
(PHOTO)

Portfolio
Manager's Report
The Prudential Utility Fund invests in the stock of utility companies, primarily electric, natural gas, gas pipeline, telephone and telecommunications, water and cable companies both in the U.S. and abroad.
Utility investments can be affected by government regulations, the price of fuel, environmental factors, and interest rates. Foreign investments are subject to additional risks, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund's investment objective of total return through a combination of current income and capital appreciation will be achieved.

Benefiting from Change.
Utility stocks used to be thought of as an unglamorous source of dividend income. Times have changed. In the U.S. and abroad, utilities that had been monopolies are being forced to compete, presenting good profit growth opportunities for companies that invest wisely. We can't look only at dividend yield. We look for well-run companies, priced attractively, that can generate the best total return by increasing profits and dividends.

Strategy Session.
------------------------------------------------------------
-------------------
Gas and Electric Stocks Cook.
We are becoming enthusiastic about the prospects of U.S. natural gas and electricity utility stocks. We are seeing signs of slowing economic growth worldwide. The Asian economic contraction is gradually affecting growth even in the U.S. and Europe, as seen in the weak second quarter earnings reports of the S&P 500 companies. But investors justify paying higher multiples of a company's earnings for its stock by assuming those earnings will grow rapidly.
As investors in the broad market begin to wonder why they are paying such a premium for profits that are growing so slowly, we believe they may return to the electric and gas stocks, with their stable profit growth.
Currently, utilities are priced at lower multiples of their earnings than the broad market, so they represent good value. We believe the gap in price to earnings multiples will close, even as the earnings themselves of the utilities also look more competitive. This is a formula for superior stock performance.

      Portfolio Composition.
Sectors expressed as a percentage of
     net assets as of 6/30/98.
             (CHART)

What Went Well.
-------------------------------------------------
European Utilities Shared in Surging Markets.
A little more than 12% of our holdings as of June 30, 1998 were invested in
European utilities, such as BG PLC, Telefonica de Espana,
Tele Danmark, and
Hellenic Telecommunication (the largest Greek telephone company). These provided an excellent return in the first half of 1998.
Investor enthusiasm
for economic recovery in Europe led to dramatic gains in European markets overall, and in our stocks, in particular.

U.S. Electric Industry Restructures.
The U.S. electric industry is becoming competitive.
Agreements are being made
on a state-by-state basis on how to allocate the costs of existing facilities in the transition to a freer electricity market. We bought several large positions when they were very inexpensive because investors thought that utilities would be overly penalized in this process. But good company management and fair regulators have produced reasonable agreements for many of our companies, and the market has bid up the price of our holdings.

Our performance was supported during the reporting period by our emphasis on companies that could benefit from such restructuring plans.
Niagara Mohawk (up
42%), Northeast Utilities (up 43%), and Energy East (up 20%) were companies in which we had significant positions and whose stock performance reflected good agreements.

And Not So Well.
-------------------------------------------------
El Nino's Last Blows.
Our substantial holdings of natural gas utilities suffered because the warm El
Nino winter in North America led to profits that were lower than expected.
Although our stock selection within the group was good, gas companies generally had a poor half year. El Nino is over, and a return to normal winter weather should put these stocks back on their strong earnings path.
We expect a
recovery of this sector.

Caught in Another Storm.
Our return also suffered from the four to five percent of our assets that were invested in Latin America. Emerging market stocks generally were out of favor as investors reacted to the Asian financial crisis by moving funds to the U.S.
and European markets. The impact on our return was constrained by our prudent weighting of emerging market stocks. We will continue to hold comparable amounts because the tremendous growth potential of these economies -- given recent trends to privatization, deregulation, and freer international trade -- provides much greater potential for gain than risk.

Five Largest Holdings.
3.8%  Williams Cos., Inc.
      Gas Pipelines
3.8%  Coastal Corp.
      Gas Pipelines
3.6%  Columbia Energy Corp.
      Gas Pipelines
3.3%  Duke Energy Co.
      Electric Power
3.0%  Sonat, Inc.Oil & Gas

Expressed as a percentage of net assetsas of 6/30/98.

Looking Ahead.
-------------------------------------------------
We've seen dramatic price gains for some European utilities, as European stock markets led the world. The cost for a dollar of a European utility's earning power is approaching or surpassing the cost for a U.S. company's. We are monitoring the situation carefully. We may take some profits in Europe and use the proceeds to buy more inexpensive U.S. electric and natural gas stocks, which recently have lagged the overall U.S. stock market.

Utility Stocks: The Heat Is On.
------------------------------------------------------------
-------------------
Portfolio manager Dave Kiefer talks about hot summers, deregulation, the AT&T acquisition of TCI and what it all means to your Fund.

Q. This summer, the price electricity companies paid for short-term supplies spiked higher several times. Will this affect what consumers pay at home, and do we have to worry about electricity trading affecting the financial stability of utilities?
A. The high prices you read about in the papers were paid by some large industrial customers and utilities to secure power during the Midwest heat wave. In general, regulators will not allow the utilities to pass these costs through to consumers in most circumstances. No utilities should go bankrupt due to losses sustained during this summer. The experience actually should be beneficial because it showed the industry the enormous risks involved in trading electricity. In fact, it should make the gas companies more attractive takeover candidates because they have shown an ability to make money in periods of volatility like this.

Q. What are the implications of AT&T's proposed acquisition of
   Tele-Communications Inc. (TCI), the second largest cable television operator in the U.S.?
A. In our view, the proposed combination confirms the fears that led us to avoid the U.S. telephone industry. Long distance, cable, and local telephone companies are entering a round of vicious competition against each other. As they battle for customers, profit growth will suffer. We expect increasing demand for telephone services, but not much money to be made until the crowd thins out.

   As holders of AT&T stock, we think the merger is a good strategic move, although we wish the company hadn't paid so much. We continue to own AT&T because we believe its strong brand name and new management team will make it a powerful competitor. The acquisition of TCI strengthens AT&T's management even further.

(PHOTO)
                                        2

President's Letter                           August 4, 1998
(PHOTO)
                      Managing Expectations.

Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration. As a result, many of us have grown accustomed to seeing the Dow Jones Industrial Average, the S&P 500 and other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow.
Inflation remains
subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term (several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
June 30, 1998 (Unaudited)                         PRUDENTIAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--98.2%
COMMON STOCKS--95.8%
------------------------------------------------------------
Electrical Power--43.7%
  546,000   AES Corp. (a)                        $
28,699,125
1,045,400   BEC-Energy
43,384,100
1,010,000   Electrobras (ADR) (Brazil)
30,805,000
1,179,500   Central Maine Power Co.
23,000,250
2,432,685   CINergy Corporation
85,143,975
  981,300   Cleco Corporation
29,193,675
2,300,000   CMS Energy Corporation
101,200,000
1,160,381   Companhia Energetica de Minas
               Gerais-Cemig (ADR) (Brazil)
36,552,007
3,000,000   DPL, Inc.
54,375,000
2,785,111   Duke Energy Co.
165,017,827
  803,100   Eastern Utilities Associates
21,081,375
3,435,000   Edison International
101,547,187
   83,540   El Paso Electric Co.(a)
767,524
2,797,700   Energy East Corporation
116,454,262
  100,000   Entergy Corp.
2,875,000
3,325,000   FirstEnergy Corp.
102,243,750
5,000,000   Iberdrola (Spain)
81,083,722
2,798,500   Illinova Corp.
83,955,000
2,211,792   Marketspan Corporation
66,215,523
7,250,000   National Power PLC (United
               Kingdom)
69,718,289
  906,800   New Century Energies, Inc.
41,202,725
6,475,600   Niagara Mohawk Power Corp.(a)
96,729,275
1,934,000   NIPSCO Industries, Inc.
54,152,000
8,161,400   Northeast Utilities Co.
138,233,712
2,200,000   PacifiCorp
49,775,000
1,978,600   PECO Energy Co.
57,750,388
2,003,400   Pinnacle West Capital Corp.
90,153,000
2,557,000   Public Service Company of New
               Mexico
58,011,938
1,470,800   Rochester Gas & Electric Corp.
46,973,675
3,548,366   Sempra Energy
98,467,156
  973,200   Teco Energy Incorporated
26,093,925
1,928,367   Texas Utilities Co.
80,268,276
2,511,800   Unicom Corp.
88,069,988
1,720,740   Unisource Energy Corp.
27,101,655
                                                 -----------
----

2,196,295,304
Gas Distribution--5.6%
  283,650   Bay State Gas Co.                    $
10,867,341
3,938,104   BG PLC (ADR) (United Kingdom)
113,220,490
  706,400   Energen Corp.
14,216,300
  783,600   MCN Corporation
19,492,050
  810,600   NICOR, Inc.
32,525,325
  117,600   Providence Energy Corp.
2,476,950
3,956,400   Questar Corp.
77,644,350
  205,400   Southwest Gas Corporation
5,019,462
  161,150   Yankee Energy System, Inc.
3,968,319
                                                 -----------
----

279,430,587
------------------------------------------------------------
Gas Pipelines--20.3%
2,709,275   Coastal Corp.
189,141,261
3,225,000   Columbia Energy Corp.
179,390,625
  407,200   Consolidated Natural Gas Co.
23,973,900
  237,700   Eastern Enterprises, Inc.
10,191,388
2,598,200   El Paso Energy
99,381,150
  909,900   Enron Corp.
49,191,469
2,061,800   Equitable Resources, Inc.
62,884,900
  890,300   KN Energy, Inc.
48,243,131
4,500,000   TransCanada Pipelines, Ltd.
               (Canada)
99,833,271
2,200,000   Westcoast Energy, Inc. (Canada)
49,087,500
1,372,000   Western Gas Resources, Inc.
20,065,500
5,647,022   Williams Cos., Inc.
190,586,992
                                                 -----------
----

1,021,971,087
------------------------------------------------------------
Manufacturing--2.2%
1,155,400   RWE AG (Germany)
68,299,508
   62,350   Viag AG (Germany)
42,861,958
                                                 -----------
----

111,161,466
------------------------------------------------------------
Media--0.2%
1,135,971   Ascent Entertainment Group,
               Inc.(a)
12,637,677

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
June 30, 1998 (Unaudited)                         PRUDENTIAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Oil & Gas--3.5%
1,000,000   Alberta Energy Co., Ltd. (Canada)    $
23,500,000
  375,000   RAO Gazprom (ADR) (Russia)
4,148,438
3,848,800   Sonat, Inc.
148,659,900
                                                 -----------
----

176,308,338
------------------------------------------------------------
Oil & Gas Exploration/Production--1.7%
4,906,830   EEX Corporation
46,001,531
  700,000   Oryx Energy Co.(a)
15,487,500
1,014,800   Pioneer Natural Resources Co.
24,228,350
                                                 -----------
----

85,717,381
------------------------------------------------------------
Realty Investment Trust--1.5%
   89,580   Crescent Operating, Inc.(a)
1,522,860
  895,800   Crescent Real Estate Equities,
               Inc.
30,121,275
  969,900   Equity Residential Property Trust
46,009,631
                                                 -----------
----

77,653,766
------------------------------------------------------------
Telecommunications--17.1%
1,402,200   AT&T Corp.
80,100,675
1,939,600   BCE, Inc. (Canada)
82,796,675
2,173,000   Comsat Corp.
61,523,063
2,126,100   Frontier Corporation
66,972,150
3,555,555   Hellenic Telecommunication
               Organization S.A. (GDR)
               (Greece)
45,688,884
1,170,000   Millicom International Cellular S.
               A. (Luxembourg) (a)
51,187,500
1,169,200   Southern New England
               Telecommunications Corp.
76,582,600
1,000,000   Sprint Corp.
70,500,000
1,991,700   Tele Danmark (ADR) (Denmark)
93,858,862
  371,400   Telebras (ADR) (Brazil)
40,552,238
  720,000   Telefonica de Espana, S.A. (ADR)
               (Spain)
100,125,000
1,441,500   Telefonica del Peru, S.A. (ADR)
               (Peru)
29,460,656
1,211,500   Telefonos de Mexico, S.A. (ADR)
               (Mexico)
58,227,719
   11,000   U.S. West Inc.(a)                    $
517,000
                                                 -----------
----

858,093,022
                                                 -----------
----
            Total common stocks
               (cost $2,868,659,858)
4,819,268,628
                                                 -----------
----
PREFERRED STOCKS--1.0%
------------------------------------------------------------
Natural Gas--0.1%
  359,100   Enron Corp., 6.25%
7,182,000
------------------------------------------------------------
Telecommunications--0.9%
  475,000   Nortel Inversora S. A.,
               Convertible, 10.00% (Argentina)
25,709,375
  398,000   Philippine Long Distance Telephone
               Co., Convertible (GDR) (The
               Philippines)
18,308,000
                                                 -----------
----

44,017,375
                                                 -----------
----
            Total preferred stocks
               (cost $47,770,654)
51,199,375
                                                 -----------
----
Principal
Amount
(000)
BONDS--1.4%
------------------------------------------------------------
Electrical Power--0.3%
$  10,000   Niagara Mohawk Power Corp.,
               9.50%, 3/1/21
10,631,200
    5,000   Texas Utilities Co.,
               9.75%, 5/1/21
5,594,800
                                                 -----------
----

16,226,000
------------------------------------------------------------
Natural Gas--0.1%
            Oryx Energy Co.,
    2,000   9.50%, 11/1/99
2,074,540
    1,000   7.50%, 5/15/14
1,002,500
                                                 -----------
----

3,077,040

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL UTILITY FUND, INC.
Portfolio of Investments as of June 30, 1998 (Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.0%
$  43,000   United States Treasury Bond,
               6.375%, 8/15/27                   $
47,219,160
                                                 -----------
----
            Total bonds
               (cost $60,843,540)
66,522,200
                                                 -----------
----
            Total long-term investments
               (cost $2,977,274,052)
4,936,990,203
                                                 -----------
----
SHORT-TERM INVESTMENT--1.6%
------------------------------------------------------------
Repurchase Agreement
   81,860   Joint Repurchase Agreement
               Account,
               5.72%, 7/1/98
               (cost $81,860,000)
81,860,000
                                                 -----------
----
------------------------------------------------------------
Total Investments--99.8%
            (cost $3,059,134,052)
5,018,850,203
            Other assets in excess of
               liabilities--0.2%
9,955,926
                                                 -----------
----
            Net Assets--100%                     $
5,028,806,129
                                                 -----------
----
                                                 -----------
----

---------------
(a) Non-income producing securities.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Assets
June 30, 1998
Investments, at value (cost
$3,059,134,052).............................................
 ....................      $5,018,850,203
Foreign currency, at value (cost
$806,942)...................................................
 ...............             806,942
Cash........................................................
 ................................................
633,641
Dividends and interest
receivable..................................................
 .........................          17,003,921
Receivable for Fund shares
sold........................................................
 .....................           3,189,646
Deferred expenses and other
assets......................................................
 ....................              61,332

--------------
   Total
assets......................................................
 .......................................       5,040,545,685

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ........................           5,745,909
Distribution fee
payable.....................................................
 ...............................           2,388,557
Management fee
payable.....................................................
 .................................           1,611,389
Foreign withholding taxes
payable.....................................................
 ......................             855,658
Accrued expenses and other
liabilities.................................................
 .....................           1,138,043

--------------
   Total
liabilities.................................................
 .......................................          11,739,556

--------------
Net
Assets......................................................
 ............................................
$5,028,806,129

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ............................      $    3,859,329
   Paid-in capital in excess of
par.........................................................
 ................       2,979,387,240

--------------

2,983,246,569
   Undistributed net investment
income......................................................
 ................           5,783,735
   Accumulated net realized gain on
investments.................................................
 ............          80,023,818
   Net unrealized appreciation on investments and foreign
currencies........................................
1,959,752,007

--------------
Net assets, June 30,
1998........................................................
 ...........................      $5,028,806,129

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($2,760,592,907 / 211,790,780 shares of common stock
issued and outstanding)..........................
$13.03
   Maximum sales charge (5% of offering
price)......................................................
 ........                 .69

--------------
   Maximum offering price to
public......................................................
 ...................              $13.72

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($2,198,062,213 / 168,760,619 shares of common stock
issued and outstanding)..........................
$13.02

--------------

--------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($21,982,809 / 1,687,780 shares of common stock issued
and outstanding)...............................
$13.02

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($48,168,200 / 3,693,762 shares of common stock issued
and outstanding)...............................
$13.04

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL UTILITY FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30,
1998
Income
   Dividends (net of foreign withholding taxes
      of $2,264,077)..........................   $
70,590,198
   Interest...................................
8,034,374
                                                 -----------
--
      Total income............................
78,624,572
                                                 -----------
--
Expenses
   Distribution fee--Class A..................
3,311,008
   Distribution fee--Class B..................
10,901,544
   Distribution fee--Class C..................
89,536
   Management fee.............................
9,624,034
   Transfer agent's fees and expenses.........
2,827,000
   Custodian's fees and expenses..............
250,000
   Reports to shareholders....................
217,000
   Insurance..................................
79,000
   Registration fees..........................
33,000
   Legal fees.................................
22,000
   Directors' fees............................
21,000
   Audit fee..................................
16,000
   Miscellaneous..............................
4,091
                                                 -----------
--
      Total expenses..........................
27,395,213
                                                 -----------
--
Net investment income.........................
51,229,359
                                                 -----------
--
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions....................
85,607,115
   Foreign currency transactions..............
(374,073 )
                                                 -----------
--

85,233,042
                                                 -----------
--
Net change in unrealized appreciation
   (depreciation) on:
   Investments................................
253,587,506
   Foreign currencies.........................
179,549
                                                 -----------
--

253,767,055
                                                 -----------
--
Net gain on investments and foreign
   currencies.................................
339,000,097
                                                 -----------
--
Net Increase in Net Assets
Resulting from Operations.....................
$390,229,456
                                                 -----------
--
                                                 -----------
--

PRUDENTIAL UTILITY FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year
Ended
Increase (Decrease)                 June 30,        December
31,
in Net Assets                         1998              1997
Operations
   Net investment income.......  $   51,229,359    $
111,754,871
   Net realized gain on
      investments .............      85,233,042
412,749,671
   Net change in unrealized
      appreciation of
      investments..............     253,767,055
539,842,910
                                 --------------    ---------
-----
   Net increase in net assets
      resulting from
      operations...............     390,229,456
1,064,347,452
                                 --------------    ---------
-----
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................     (33,994,807)
(60,645,408)
      Class B..................     (19,286,519)
(40,354,565)
      Class C..................        (174,339)
(200,787)
      Class Z..................        (649,259)
(1,038,271)
                                 --------------    ---------
-----
                                    (54,104,924)
(102,239,031)
                                 --------------    ---------
-----
   Distributions from net
      realized capital gains
      Class A..................     (35,912,949)
(211,158,424)
      Class B..................     (29,285,550)
(182,907,714)
      Class C..................        (241,521)
(998,463)
      Class Z..................        (621,045)
(3,229,427)
                                 --------------    ---------
-----
                                    (66,061,065)
(398,294,028)
                                 --------------    ---------
-----
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold...     294,251,324
413,071,389
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............     110,407,693
459,144,179
   Cost of shares reacquired...    (416,783,149)
(865,755,515)
                                 --------------    ---------
-----
   Net increase (decrease) in
      net assets from Fund
      share transactions.......     (12,124,132)
6,460,053
                                 --------------    ---------
-----
Total increase.................     257,939,335
570,274,446
Net Assets
Beginning of period............   4,770,866,794
4,200,592,348
                                 --------------    ---------
-----
End of period(a)...............  $5,028,806,129
$4,770,866,794
                                 --------------    ---------
-----
                                 --------------    ---------
-----
---------------
(a) Includes undistributed net
    investment income of.......  $    5,783,735    $
9,335,543
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Notes to Financial Statements (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Prudential Utility Fund, Inc. (the 'Fund') is registered
under the Investment
Company Act of 1940 as a diversified, open-end management
investment company.
Its investment objective is to seek total return, through a
combination of
income and capital appreciation. The Fund seeks to achieve
this objective by
investing primarily in equity-related and debt securities of utility companies.
Utility companies include electric, gas, gas pipeline,
telephone,
telecommunications, water, cable, airport, seaport and toll
road companies. The
ability of issuers of certain debt securities held by the
Fund to meet their
obligations may be affected by economic developments in a
specific industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Investments traded on a national securities exchange are valued at the last reported sales price on the primary
exchange on which they
are traded. Securities traded in the over-the-counter market
(including
securities listed on exchanges whose primary market is
believed to be
over-the-counter) and listed securities for which no sale
was reported on that
date are valued at the mean between the last reported bid
and asked prices, or
at the bid price in the absence of an asked price. Short-
term securities which
mature in more than 60 days are valued based on current
market quotations.
Short-term securities which mature in 60 days or less are
valued at amortized
cost.
In connection with repurchase agreements with U.S. financial institutions, it is
the Fund's policy that its custodian or designated
subcustodians, as the case
may be under triparty repurchase agreements, takes
possession of the underlying
collateral securities, the value of which exceeds the
principal amount of the
repurchase transaction, including accrued interest. If the
seller defaults and
the value of the collateral declines or if bankruptcy
proceedings are commenced
with respect to the seller of the security, realization of
the collateral by the
Fund may be delayed or limited.
All securities are valued as of 4:15 p.m., New York time. Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing daily rate of exchange;
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the period, the Fund does
not isolate that
portion of the results of operations arising as a result of
changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of securities held at the end of the period.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of portfolio
securities sold during
the period.
Net realized gains or losses on foreign currency
transactions represent net
foreign exchange gains or losses from sales and maturities
of short-term
securities, disposition of foreign currency, gains or losses realized between
the trade and settlement dates of security transactions, and the difference
between amounts of dividends, interest and foreign
withholding taxes recorded on
the Fund's books and the U.S. dollar equivalent amounts
actually received or
paid. Net currency gains and losses from valuing foreign
currency denominated
assets, except portfolio securities, and liabilities (other
than investments) at
period end exchange rates are reflected as a component of
unrealized
appreciation or depreciation on investments and foreign
currencies.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
and foreign currencies are calculated on the identified cost basis. Dividend
income is recorded on the ex-dividend date and interest
income is recorded on
the accrual basis. The Fund amortizes discounts on purchases of debt securities
as adjustments to interest income. Expenses are recorded on
the accrual basis
which may require the use of certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Dividends and Distributions: Dividends from net investment
income are declared
and paid quarterly. The Fund will distribute at least
annually any
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
net capital gains in excess of capital loss carryforwards.
Dividends and
distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease undistributed net investment
income by $676,243
and increase accumulated net realized gain on investments by
$676,243 for
realized foreign currency losses during the six months ended
June 30, 1998. Net
investment income, net realized gains and net assets were
not affected by this
change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. Pursuant to a subadvisory agreement between PIFM
and The Prudential
Investment Corporation ('PIC'), PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the cost of compensation of officers
of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .60% of the Fund's average daily net assets up to
$250 million, .50% of
the next $500 million, .45% of the next $750 million, .40%
of the next $500
million, .35% of the next $2 billion, .325% of the next $2
billion and .30% of
the average daily net assets of the Fund in excess of $6
billion.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund. The Fund compensated PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by PSI. The distribution fees for Class A, B and C
shares were accrued
daily and payable monthly. PSI also incurred the expenses of distributing the
Fund's Class Z shares under the distribution agreement, none of which was
reimbursed or paid by the Fund. Effective July 1, 1998,
Prudential Investment
Management Services LLC ('PIMS') became the distributor of
the Fund and is
serving the Fund under the same terms and conditions as
under the arrangement
with PSI.
Pursuant to the Class A, B and C Plans, the Fund compensated
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares, respectively, for the six months ended
June 30, 1998.
PSI has advised the Fund that it has received approximately
$717,000 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended June 30, 1998. From these fees, PSI paid such
sales charges to
Pruco Securities Corporation, an affiliated broker-dealer,
which in turn paid
commissions to salespersons and incurred other distribution
costs.
PSI advised the Fund that for the six months ended June 30,
1998, it received
approximately $820,000 and $3,500 in contingent deferred
sales charges imposed
upon redemptions by certain Class B and Class C
shareholders, respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the six months
ended June 30, 1998. The Funds pay a commitment fee at an
annual rate of .055 of
1% on the unused portion of the credit facility. The
commitment fee is accrued
and paid quarterly on a pro rata basis by the Funds. The
Agreement expires on
December 29, 1998.
------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended June 30, 1998,
the Fund incurred fees of approximately $2,215,000 for the
services of PMFS. As
of June 30, 1998, approximately $372,000 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations also
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended June 30, 1998, were $286,729,850
and $226,116,951,
respectively.
The federal income tax basis of the Fund's investments at
June 30, 1998 was
$3,064,546,349 and, accordingly, net unrealized appreciation for federal income
tax purposes was $1,954,303,854 (gross unrealized
appreciation--$2,000,162,090;
gross unrealized depreciation--$45,858,236).
The Fund elected to treat approximately $302,200 of net
currency losses incurred
during the two month period ended December 31, 1997 as
having incurred in the
current fiscal year.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of June
30, 1998, the Fund
had a 6.59% undivided interest in the joint account. The
undivided interest for
the Fund represents $81,860,000 in the principal amount. As
of such date, each
repurchase agreement in the joint account and the collateral therefor were as
follows:
Bear Stearns & Co., Inc., 5.85%, in the principal amount of
$345,000,000,
repurchase price $345,056,063, due 7/1/98. The value of the
collateral including
accrued interest was $353,215,323.
Goldman Sachs & Co. Inc., 5.20%, in the principal amount of
$206,264,000,
repurchase price $206,293,794, due 7/1/98. The value of the
collateral including
accrued interest was $210,389,609.
Warburg Dillon Read LLC, 5.93%, in the principal amount of
$345,000,000,
repurchase price $345,056,829, due 7/1/98. The value of the
collateral including
accrued interest was $352,174,874.
Salomon Smith Barney Inc., 5.70%, in the principal amount of
$345,000,000,
repurchase price $345,054,625, due 7/1/98. The value of the
collateral including
accrued interest was $352,383,850.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of $.01 par value per share common stock authorized which consists of 500 million shares of Class A common stock, 700 million shares of Class B common stock, 400 million shares of Class C common stock and 400 million shares of Class Z common stock.
Transactions in shares of common stock were as follows:

Class A                              Shares           Amount
--------------------------------  ------------    ----------
-----
Six months ended June 30, 1998:
Shares sold.....................     8,794,151    $
113,016,893
Shares issued in reinvestment of
  dividends and distributions...     4,909,902
64,018,005
Shares reacquired...............   (14,662,504)
(187,905,729)
                                  ------------    ----------
-----
Net decrease in shares
  outstanding before
  conversion....................      (958,451)
(10,870,831)
Shares issued upon conversion
  from Class B..................     3,279,785
42,502,210
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................     2,321,334    $
31,631,379
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Year ended December 31, 1997:
Shares sold.....................    18,710,671    $
214,780,201
Shares issued in reinvestment of
  dividends and distributions...    21,742,349
248,368,140
Shares reacquired...............   (41,618,692)
(478,448,444)
                                  ------------    ----------
-----
Net decrease in shares
  outstanding before
  conversion....................    (1,165,672)
(15,300,103)
Shares issued upon conversion
  from Class B..................    24,639,335
284,415,438
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................    23,473,663    $
269,115,335
                                  ------------    ----------
-----
                                  ------------    ----------
-----

------------------------------------------------------------
--------------------
                                       11

Notes to Financial Statements (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B                              Shares           Amount
--------------------------------  ------------    ----------
-----
Six months ended June 30, 1998:
Shares sold.....................    12,277,574    $
156,187,330
Shares issued in reinvestment of
  dividends and distributions...     3,428,594
44,736,992
Shares reacquired...............   (16,668,984)
(213,507,488)
                                  ------------    ----------
-----
Net decrease in shares
  outstanding before
  conversion....................      (962,816)
(12,583,166)
Shares reacquired upon
  conversion into Class A.......    (3,287,396)
(42,502,210)
                                  ------------    ----------
-----
Net decrease in shares
  outstanding...................    (4,250,212)   $
(55,085,376)
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Year ended December 31, 1997:
Shares sold.....................    14,991,815    $
170,422,061
Shares issued in reinvestment of
  dividends and distributions...    18,013,110
205,416,554
Shares reacquired...............   (31,804,005)
(362,886,857)
                                  ------------    ----------
-----
Net increase in shares
  outstanding before
  conversion....................     1,200,920
12,951,758
Shares reacquired upon
  conversion into Class A.......   (24,674,366)
(284,415,438)
                                  ------------    ----------
-----
Net decrease in shares
  outstanding...................   (23,473,446)   $
(271,463,680)
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Class C                              Shares           Amount
--------------------------------  ------------    ----------
-----
Six months ended June 30, 1998:
Shares sold.....................       669,758    $
8,512,615
Shares issued in reinvestment of
  dividends and distributions...        29,390
383,277
Shares reacquired...............      (105,968)
(1,362,379)
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................       593,180    $
7,533,513
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Year ended December 31, 1997:
Shares sold.....................     1,039,426    $
12,054,619
Shares issued in reinvestment of
  dividends and distributions...        95,416
1,091,801
Shares reacquired...............      (591,977)
(6,968,862)
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................       542,865    $
6,177,558
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Class Z
--------------------------------
Six months ended June 30, 1998:
Shares sold.....................     1,293,987    $
16,534,486
Shares issued in reinvestment of
  dividends and distributions...        97,333
1,269,419
Shares reacquired...............    (1,094,164)
(14,007,553)
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................       297,156    $
3,796,352
                                  ------------    ----------
-----
                                  ------------    ----------
-----
Year ended December 31, 1997:
Shares sold.....................     1,379,164    $
15,814,508
Shares issued in reinvestment of
  dividends and distributions...       374,266
4,267,684
Shares reacquired...............    (1,523,099)
(17,451,352)
                                  ------------    ----------
-----
Net increase in shares
  outstanding...................       230,331    $
2,630,840
                                  ------------    ----------
-----
                                  ------------    ----------
-----

------------------------------------------------------------
--------------------
                                       12

Financial Highlights (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                           -
------------------------------------------------------------
-------

Six Months

Ended                      Year Ended December 31,

June 30,       ---------------------------------------------
-------

1998(b)       1997(b)     1996(b)      1995       1994
1993
                                                           -
----------     -------     -------     ------     ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$ 12.33       $10.88      $ 9.87      $ 8.27     $ 9.72
$ 8.97

-----       -------     -------     ------     ------     --
----
Income from investment operations
Net investment income..................................
 .15          .34         .32         .30        .31
 .33
Net realized and unrealized gains (losses) on
   investment and foreign currency transactions........
 .88         2.53        1.80        1.79      (1.06)
1.12

-----       -------     -------     ------     ------     --
----
   Total from investment operations....................
1.03         2.87        2.12        2.09       (.75)
1.45

-----       -------     -------     ------     ------     --
----
Less distributions
Dividends from net investment income...................
(.16)        (.32 )      (.32 )      (.30)      (.32)
(.29)
Distributions from net realized gains..................
(.17)       (1.10 )      (.79 )      (.19)      (.36)
(.41)
Distributions in excess of net realized gains..........
--           --          --          --       (.02)        -
-

-----       -------     -------     ------     ------     --
----
   Total distributions.................................
(.33)       (1.42 )     (1.11 )      (.49)      (.70)
(.70)

-----       -------     -------     ------     ------     --
----
Net asset value, end of period.........................
$ 13.03       $12.33      $10.88      $ 9.87     $ 8.27
$ 9.72

-----       -------     -------     ------     ------     --
----

-----       -------     -------     ------     ------     --
----
TOTAL RETURN(a)........................................
8.40%       27.77 %     22.09 %     25.74%     (7.89)%
16.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000,000)....................
$2,760       $2,583      $2,023      $1,709       $254
$337
Average net assets (000,000)...........................
$2,671       $2,201      $1,786      $1,440       $294
$287
Ratios to average net assets:
   Expenses, including distribution fees...............
 .79%(c)      .82 %       .86 %       .88%       .88%
 .80%
   Expenses, excluding distribution fees...............
 .54%(c)      .57 %       .61 %       .63%       .63%
 .60%
   Net investment income...............................
2.43%(c)     2.95 %      3.10 %      3.12%      3.37%
3.16%
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
5%          15 %        17 %        14%        15%
24%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the period.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                           -
------------------------------------------------------------
-------

Six Months

Ended                      Year Ended December 31,

June 30,       ---------------------------------------------
-------

1998(b)       1997(b)     1996(b)      1995       1994
1993
                                                           -
----------     -------     -------     ------     ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$ 12.32       $10.88      $ 9.87      $ 8.26     $ 9.69
$ 8.96

-----       -------     -------     ------     ------     --
----
Income from investment operations
Net investment income..................................
 .11          .25         .24         .22        .24
 .24
Net realized and unrealized gains (losses) on
   investment and foreign currency transactions........
 .87         2.53        1.80        1.80      (1.05)
1.12

-----       -------     -------     ------     ------     --
----
   Total from investment operations....................
 .98         2.78        2.04        2.02       (.81)
1.36

-----       -------     -------     ------     ------     --
----
Less distributions
Dividends from net investment income...................
(.11)        (.24 )      (.24 )      (.22)      (.24)
(.22)
Distributions from net realized gains..................
(.17)       (1.10 )      (.79 )      (.19)      (.36)
(.41)
Distributions in excess of net realized gains..........
--           --          --          --       (.02)        -
-

-----       -------     -------     ------     ------     --
----
   Total distributions.................................
(.28)       (1.34 )     (1.03 )      (.41)      (.62)
(.63)

-----       -------     -------     ------     ------     --
----
Net asset value, end of period.........................
$ 13.02       $12.32      $10.88      $ 9.87     $ 8.26
$ 9.69

-----       -------     -------     ------     ------     --
----

-----       -------     -------     ------     ------     --
----
TOTAL RETURN(a)........................................
8.01%       26.80 %     21.16 %     24.80%     (8.51)%
15.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000,000)....................
$2,198       $2,132      $2,137      $2,355     $3,526
$4,756
Average net assets (000,000)...........................
$2,198       $2,059      $2,184      $2,450     $4,152
$4,308
Ratios to average net assets:
   Expenses, including distribution fees...............
1.54%(c)     1.57 %      1.61 %      1.63%      1.63%
1.60%
   Expenses, excluding distribution fees...............
 .54%(c)      .57 %       .61 %       .63%       .63%
 .60%
   Net investment income...............................
1.68%(c)     2.20 %      2.35 %      2.37%      2.62%
2.36%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the period.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class C
                                                           -
------------------------------------------------------------
--

August 1,

Six Months                                           1994(d)

Ended           Year Ended December 31,           Through

June 30,       ------------------------------     December
31,

1998(b)       1997(b)     1996(b)      1995          1994
                                                           -
----------     -------     -------     ------     ----------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$ 12.32       $ 10.88     $ 9.87      $ 8.26        $ 9.30
                                                           -
----------     -------     -------     ------         -----
Income from investment operations
Net investment income..................................
 .11           .25        .24         .22           .11
Net realized and unrealized gains (losses) on
   investment and foreign currency transactions........
 .87          2.53       1.80        1.80          (.69)
                                                           -
----------     -------     -------     ------         -----
   Total from investment operations....................
 .98          2.78       2.04        2.02          (.58)
                                                           -
----------     -------     -------     ------         -----
Less distributions
Dividends from net investment income...................
(.11)         (.24)      (.24 )      (.22)         (.13)
Distributions from net realized gains..................
(.17)        (1.10)      (.79 )      (.19)         (.31)
Distributions in excess of net realized gains..........
--            --         --          --          (.02)
                                                           -
----------     -------     -------     ------         -----
   Total distributions.................................
(.28)        (1.34)     (1.03 )      (.41)         (.46)
                                                           -
----------     -------     -------     ------         -----
Net asset value, end of period.........................
$ 13.02       $ 12.32     $10.88      $ 9.87        $ 8.26
                                                           -
----------     -------     -------     ------         -----
                                                           -
----------     -------     -------     ------         -----
TOTAL RETURN(a)........................................
8.01%        26.80%     21.16 %     24.80%        (6.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$21,983       $13,490     $6,001      $3,455          $787
Average net assets (000)...............................
$18,056        $9,424     $4,517      $2,181          $433
Ratios to average net assets:
   Expenses, including distribution fees...............
1.54%(c)      1.57%      1.61 %      1.63%         1.70%(c)
   Expenses, excluding distribution fees...............
 .54%(c)       .57%       .61 %       .63%          .70%(c)
   Net investment income...............................
1.72%(c)      2.20%      2.35 %      2.37%         2.65%(c)

---------------
(a) Total return does not consider the effects of sales
loads. Total returns is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than
one full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Financial Highlights (Unaudited)
PRUDENTIAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class Z
                                                          --
-------------------------------------------

March 1,

Six Months                         1996(d)

Ended         Year Ended        Through

June 30,       December 31,     December 31,

1998(b)         1997(b)          1996(b)
                                                          --
---------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$ 12.34         $  10.88         $  10.05
                                                          --
---------         ------           ------
Income from investment operations
Net investment income..................................
 .17              .36              .29
Net realized and unrealized gains (losses) on
   investment and foreign currency transactions........
 .88             2.54             1.67
                                                          --
---------         ------           ------
   Total from investment operations....................
1.05             2.90             1.96
                                                          --
---------         ------           ------
Less distributions
Dividends from net investment income...................
(.18)            (.34)            (.34)
Distributions from net realized gains..................
(.17)           (1.10)            (.79)
Distributions in excess of net realized gains..........
--               --               --
                                                          --
---------         ------           ------
   Total distributions.................................
(.35)           (1.44)           (1.13)
                                                          --
---------         ------           ------
Net asset value, end of period.........................
$ 13.04         $  12.34         $  10.88
                                                          --
---------         ------           ------
                                                          --
---------         ------           ------
TOTAL RETURN(a)........................................
8.52%           28.15%           20.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$48,168          $41,904          $34,446
Average net assets (000)...............................
$45,911          $35,994          $34,291
Ratios to average net assets:
   Expenses, including distribution fees...............
 .54%(c)          .57%             .61%(c)
   Expenses, excluding distribution fees...............
 .54%(c)          .57%             .61%(c)
   Net investment income...............................
2.69%(c)         3.20%            3.35%(c)

---------------
(a) Total return does not consider the effects of sales
loads. Total returns is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than
one full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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